Cover	Dec. 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2022
Entity File Number	000-09483
Entity Registrant Name	Sparta Commercial Services, Inc.
Entity Central Index Key	0000318299
Entity Tax Identification Number	30-0298178
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	555 Fifth Avenue
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	239-2666
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	SRCO
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable